Consolidated balance sheets R$ in Thousands, $ in Millions	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)
Current assets
Cash and cash equivalents	R$ 1,857,507	R$ 927,668
Financial investments	590,014	487,924
Compulsory reserve	4,271,581	4,761,404
Accounts receivable	55,563,067	56,167,315
Credit portfolio	2,039,215	1,461,223
Receivables from related parties	10,102	9,082
Derivative financial instruments	4,924	58,470
Inventories	0	1,642
Recoverable taxes	366,105	551,722
Other receivables	230,538	194,465
Total current assets	64,933,053	64,620,915
Non-current assets
Accounts receivable	498,357	483,165
Credit portfolio	2,167,152	1,691,570
Receivables from related parties	15,800	22,767
Recoverable taxes	745,555	318,197
Judicial deposits	116,220	79,591
Deferred income tax and social contribution	86,979	95,872
Other receivables	134,927	89,902
Property and equipment	2,539,077	2,572,336
Intangible assets	3,172,403	2,926,302
Total non-current assets	9,476,470	8,279,702
Total assets	74,409,523	72,900,617
Current liabilities
Payables to third parties	10,837,816	11,557,648
Checking accounts	12,243,699	12,030,573
Obligations to FIDC quota holders	1,171,463	134,375
Banking issuances	18,947,864	12,677,098
Borrowings	2,436,846	4,521,503
Derivative financial instruments	123,951	69,969
Trade payables	606,743	663,229
Dividends payables	184,686	0
Payables to related parties	321,282	116,383
Salaries and social security charges	383,530	402,643
Taxes and contributions	297,952	280,762
Provision for contingencies	87,291	43,820
Deferred revenue	97,727	128,849
Other liabilities	42,202	117,630
Total current liabilities	47,783,052	42,744,482
Non-current liabilities
Payables to third parties	55,931	84,570
Obligations to FIDC quota holders	0	1,017,009
Banking issuances	9,480,130	11,412,136
Payables to related parties	459,116	1,014,863
Deferred income tax and social contribution	1,793,638	1,790,362
Provision for contingencies	121,342	71,140
Deferred revenue	12,253	16,579
Other liabilities	64,491	81,104
Total non-current liabilities	11,986,901	15,487,763
Total liabilities	59,769,953	58,232,245
Equity
Share capital	26	26
Treasury shares	(1,329,378)	(1,367,678)
Capital reserve	4,875,111	6,133,864
Retained earnings	11,324,060	10,007,444
Equity valuation adjustments	(22,372)	(22,372)
Other comprehensive income	(207,877)	(82,912)
Total equity	14,639,570	14,668,372
Total liabilities and equity	R$ 74,409,523	R$ 72,900,617